Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Related Party Transactions

5. Related Party Transactions

Agreement with Solera Capital, LLC

The Company had a management agreement with Solera Capital, LLC, or Solera, an affiliate of its principal stockholder, Solera Partners, L.P., to provide consulting and advisory services to the Company for a term ending on the later of: (i) March 5, 2014, or (ii) the date on which Solera and its affiliates cease to own at least 10% of the voting equity of the Company (including any successor thereto). The services to be provided under the agreement included (i) assisting in the raising of additional debt and equity capital from time to time for the Company, if deemed advisable by the Board of Directors of the Company, (ii) assisting the Company in its long-term strategic planning generally, and (iii) providing such other consulting and advisory services as the Company may reasonably request.

In consideration of Solera providing the services listed above, effective April 1, 2011, the Company was obliged to pay Solera an annual advisory fee of $600,000, payable quarterly. The Company was also obliged to reimburse Solera for out-of-pocket costs and expenses incurred by Solera on behalf of the Company. During the three months ended June 30, 2011, the Company incurred $150,000 for such consulting and advisory services. The advisory services agreement with Solera was terminated upon the consummation of the IPO and as such the Company paid Solera a one-time termination fee of $1.3 million in April 2012.

6.	Related Party Transactions

Agreement with Solera Capital, LLC

In April 2011, the Company entered into a management agreement to supersede a prior agreement by and between the Company and Solera Capital, LLC, or Solera, an affiliate of its principal stockholder, Solera Partners, L.P., to retain Solera to continue to provide consulting and advisory services to the Company for a term ending on the later of: (i) March 5, 2014, or (ii) the date on which Solera and its affiliates cease to own at least 10% of the voting equity of the Company (including any successor thereto). Such services may include (i) assisting in the raising of additional debt and equity capital from time to time for the Company, if deemed advisable by the Board of Directors of the Company, (ii) assisting the Company in its long-term strategic planning generally, and (iii) providing such other consulting and advisory services as the Company may reasonably request.

In consideration of Solera providing the services listed above, effective April 1, 2011, the Company agreed to pay Solera an annual advisory fee of $600,000, payable quarterly in advance on the first day of each calendar quarter, provided, however, that the fee for the calendar quarter commencing April 1, 2011 was due within 10 days of date of the agreement. The Company also agreed to reimburse Solera for Solera’s out-of-pocket costs and expenses incurred in connection with the investment by Solera in the Company in the performance of Solera’s duties under the agreement. During the years ended March 31, 2012, 2011and 2010, the Company incurred $0.6 million, $0.4 million and $0.4 million, respectively, for such consulting and advisory services. The advisory services agreement with Solera was terminated upon the consummation of the IPO and as such the Company paid to Solera a one-time termination fee of $1.3 million in April 2012. At March 31, 2012 and 2011, the balance due under these agreements, including reimbursable out-of-pocket expenses, was approximately $1.3 million and $6,000, respectively.